Finance debt	12 Months Ended
Dec. 31, 2021
Finance Debt
Finance debt

32.	Finance debt

32.1.	Balance by type of finance debt
In Brazil	12.31.2021	12.31.2020
Banking Market	1,237	5,016
Capital Market	2,504	2,512
Development banks (*)	769	1,315
Others	7	11
Total	4,517	8,854
Abroad
Banking Market	8,525	13,581
Capital Market	19,527	27,625
Development banks (*)	-	201
Export Credit Agency	2,951	3,424
Others	180	203
Total	31,183	45,034
Total finance debt	35,700	53,888
Current	3,641	4,186
Non-current	32,059	49,702
(*)	It includes BNDES, FINAME, FINEP and New Development Bank (NDB)

Current finance debt is composed of:

	12.31.2021	12.31.2020
Short-term debt	108	1,140
Current portion of long-term debt	3,063	2,383
Accrued interest on short and long-term debt	470	663
Total	3,641	4,186

The capital market balance is mainly composed of US$ 18,823 in global notes, issued by PGF and US$ 2,352 in debentures issued in reais in Brazil. The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 3% and 10%, of the total global notes, respectively.

The debentures, with maturities between 2024 and 2034 and without guarantees, are not convertible into shares.

32.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2019	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2020
In Brazil	10,730	1,488	(1,080)	(352)	399	142	(2,474)	-	-	8,853
Abroad	52,530	15,535	(23,471)	(2,967)	3,187	1,667	(1,201)	(245)	-	45,035
	63,260	17,023	(24,551)	(3,319)	3,586	1,809	(3,675)	(245)	−	53,888
Debt restructuring			(1,176)	−
Deposits linked to financing (***)			−	162
Net cash used in financing activities			(25,727)	(3,157)
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

	Balance at 12.31.2020	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2021
In Brazil	8,853	-	(4,274)	(267)	316	233	(344)	-	-	4,517
Abroad	45,035	1,885	(15,971)	(2,034)	2,407	186	(325)	-	-	31,183
	53,888	1,885	(20,245)	(2,301)	2,723	419	(669)	−	−	35,700
Debt restructuring			(1,102)	-
Deposits linked to financing (***)			(66)	72
Net cash used in financing activities			(21,413)	(2,229)
(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.
(***)	Deposits linked to financing with China Development Bank (CDB), with semiannual settlements in June and December.

In 2021, the Company used its cash, in addition to raising funds in the international capital market, to pay off older debts and manage liabilities, aiming at improving the debt repayment profile taking into account its alignment with investments returns over the long run.

The Company repaid several finance debts, in the amount of US$ 23,642 notably: (i) prepayment of banking loans in the domestic and international market totaling US$ 6,344 and (ii) US$ 9,840 to repurchase and withdraw global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 1,090; and (iii) total prepayment of US$ 593 for loans with development agencies.

The company raised US$ 1,442 through bonds issued in the international capital market (Global Notes) maturing in 2051.

32.3.	Summarized information on current and non-current finance debt

Maturity in	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total (**)	Fair Value

Financing in U.S. Dollars (US$)(*):	2,540	2,564	3,354	2,746	1,686	15,228	28,118	30,063
Floating rate debt	2,154	2,564	2,676	1,934	1,143	897	11,368
Fixed rate debt	386	-	678	812	543	14,331	16,750
Average interest rate	5.0%	5.2%	5.5%	5.7%	6.2%	6.6%	6.3%
Financing in Brazilian Reais (R$):	1,006	409	620	211	402	1,870	4,518	4,462
Floating rate debt	663	263	263	130	130	496	1,945
Fixed rate debt	343	146	357	81	272	1,374	2,573
Average interest rate	5.9%	5.5%	5.0%	4.5%	4.1%	4.6%	4.9%
Financing in Euro (€):	49	-	14	492	-	664	1,219	1,347
Fixed rate debt	49	-	14	492	-	664	1,219
Average interest rate	4.7%	-	4.7%	4.7%	-	4.7%	4.7%
Financing in Pound Sterling (£):	46	-	-	-	744	1,055	1,845	2,019
Fixed rate debt	46	-	-	-	744	1,055	1,845
Average interest rate	6.2%	-	-	-	6.2%	6.4%	6.3%
Total as of December 31, 2021	3,641	2,973	3,988	3,449	2,832	18,817	35,700	37,891
Average interest rate	5.2%	5.3%	5.5%	5.6%	5.9%	6.5%	6.2%
Total as of December 31, 2020	4,186	3,282	5,892	5,961	6,229	28,338	53,888	61,517
Average interest rate	4.6%	4.8%	4.8%	5.1%	5.2%	6.4%	5.9%
(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of December 31, 2021 is 13.39 years (11.71 years as of December 31, 2020).

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 20,769 of December 31, 2021 (US$ 33,236 of December 31, 2020); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 17,122 as of December 31, 2021 (US$ 28,281 as of December 31, 2020).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 36.3.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2022	2023	2024	2025	2026	2027 and thereafter	12.31.2021	12.31.2020
Principal	3,171	3,066	4,071	3,524	2,909	19,816	36,557	55,130
Interest	1,806	1,631	1,549	1,381	1,295	22,895	30,557	38,953
Total	4,977	4,697	5,620	4,905	4,204	42,711	67,114	94,083
(*)	A maturity schedule of the lease arrangements (nominal amounts) is set out in note 23.

32.4.	Lines of credit
						12.31.2021
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (*)	Syndicate of banks	3/27/2019	2/27/2024	3,250	−	3,250

Total				8,250	−	8,250

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	358	−	358
Petrobras	Bradesco	6/1/2018	5/31/2023	358	−	358
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	358	−	358
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	59	−	59
Total				1,133	−	1,133
(*)	In April 2021, PGT extended part of the Revolving Credit Facility. As such, US$ 2,050 will be available for withdrawal from February 28, 2024 until February 27, 2026.

32.5.	Covenants and Collateral
32.5.1.	Covenants

The Company has covenants that were not in default at December 31, 2021 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year, with a grace period ranging from 30 to 60 days, depending on the agreement; ii) Negative Pledge / Permitted Liens clause; and iii) covenants with respect to debt level in some of its loan agreements with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social - BNDES).

Additionally, there are other non-financial obligations that the Company has to comply with: i) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (ii) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; and (iii) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control - OFAC, Department of State and Department of Commerce), the European Union and United Nations.

32.5.2.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized.

A Financing agreement with China Development Bank (CDB) maturing in 2026 is also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day. This collateral may not exceed the amount of the related debt (US$ 5,005 at December 31, 2020 and US$ 5,006 at December 31, 2019).

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities. Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes, as set out in note 37.5.

32.6.	Accounting policy for loans and finance debt

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method.

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under the new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income for the period.

Regarding the interest rate benchmark reform (Interbank offered rate - IBOR Reform), the company continues to monitor the standards of the regulatory authorities, as well as the measures that have been adopted, aiming at adapting the various financial instruments to the new benchmarks. Petrobras and its subsidiaries have debts indexed to Libor, corresponding to 32% of total finance debt (see note 32.3).